RISK MANAGEMENT - Credit risk model - loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (274,682,875)	$ (343,332,362)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,694,456	11,855,131
Accumulated impairment [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	64,910	62,041	$ 67,393	$ 49,962
Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,619,273	2,016,576
Accumulated impairment [member] | 12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	58,160	45,916	57,226	45,509
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,460,951	2,737,386
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,461	10,097	8,679	2,945
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,417,117	6,883,526
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	289	6,028	1,488	1,508
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23,380,573)	(19,027,205)
Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	382,416	382,802
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	185,301	165,159	139,155	113,156
Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	24,977	18,939	18,136	13,353
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,201	16,771	13,548	13,006
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	140,123	129,449	107,471	86,797
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	197,115	217,643
Other accounts receivable, simplified approach | Accumulated impairment [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	197,115	217,643	203,902	173,307
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23,939,915)	(38,900,001)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(235,373,468)	(290,172,863)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,616,860	11,669,112
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,548,427	1,846,682
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,454,490	2,727,289
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,416,828	6,877,498
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(179,115,847)	(220,297,825)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,197,514	11,275,612	10,905,171	8,185,797
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,494,887	1,824,446	1,760,076	1,853,138
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,425,922	2,703,117	3,039,056	1,158,732
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,276,705	6,748,049	6,106,039	5,173,927
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(105,248,652)	(119,389,106)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,494,190	5,857,131
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(99,282,353)	(116,173,059)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,492,746	5,854,745	5,280,406	4,188,388
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	598,538	655,655	656,830	692,037
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	515,202	1,006,822	805,097	213,103
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,379,006	4,192,268	3,818,479	3,283,248
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,966,299)	(3,216,047)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,444	2,386	851	986
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,444	2,386	792	81
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets			59	905
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(56,107,532)	(72,308,141)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,311,912	4,581,004	4,938,971	3,555,040
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	839,904	1,066,543	1,013,071	1,077,840
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	853,159	1,396,101	1,948,030	853,414
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,618,849	2,118,360	1,977,870	1,623,786
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(17,530,914)	(28,387,909)
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	352,441	732,407	560,904	351,558
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	48,763	93,122	72,294	58,386
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	52,639	286,903	225,889	80,296
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	251,039	352,382	262,721	212,876
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(228,749)	(212,669)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	38,971	105,070	124,039	89,825
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,238	6,740	17,089	24,794
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,922	13,291	60,040	11,919
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	27,811	85,039	46,910	53,112
Financial assets at amortised cost, category [member] | Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	382,416	382,802
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	24,977	18,939
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,201	16,771
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	140,123	129,449
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	197,115	217,643
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(22,461,805)	(37,493,866)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	36,930	10,698	7,195	737
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	28,563	3,297	7,188	737
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,367	7,401	7
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(22,461,805)	(37,493,866)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(22,461,805)	(37,493,866)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,686	123,978	96,486	34,080
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 12,686	$ 123,978	96,307	$ 34,080
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets			$ 179